Inventories	12 Months Ended
Dec. 31, 2018
Inventories.
Inventories

11.   Inventories

Inventories comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Finished goods	197,982	158,431
Raw materials in progress and industrial supplies	222,912	177,728
Other inventories	34,887	24,902
Advances to suppliers	1,189	170
Total	456,970	361,231

During 2018 the Company recognised an expense of $11,376 thousand (2017: $405 thousand) in respect of write-downs of inventory to net realisable value. The Company records expense for the write-down of inventories to Cost of sales in the consolidated income statement.

At December 31, 2018, approximately $314,067 thousand of inventories are secured as collateral for several outstanding loan agreements.